UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2007 (Unaudited)

DWS Growth & Income Fund

	Shares	Value ($)

Common Stocks 100.0%
Consumer Discretionary 10.8%
Auto Components 0.9%
American Axle & Manufacturing Holdings, Inc.	31,100	579,082
Autoliv, Inc.	174,100	9,176,811
Johnson Controls, Inc.	419,200	15,107,968
Lear Corp.*	329,400	9,111,204

		33,975,065
Hotels Restaurants & Leisure 2.1%
Darden Restaurants, Inc.	315,100	8,731,421
McDonald's Corp.	809,440	47,684,111

Yum! Brands, Inc.	677,900	25,943,233

		82,358,765
Household Durables 0.5%
NVR, Inc.* (a)	36,900	19,335,600
Leisure Equipment & Products 0.2%
Hasbro, Inc.	275,800	7,054,964
Polaris Industries, Inc. (a)	53,400	2,550,918

		9,605,882
Media 2.1%
Comcast Corp. "A"*	723,800	13,216,588
McGraw-Hill Companies, Inc.	274,320	12,017,959
The DIRECTV Group, Inc.*	2,343,200	54,174,784

		79,409,331
Multiline Retail 1.3%
Big Lots, Inc.* (a)	1,095,000	17,509,050
Dollar Tree Stores, Inc.*	529,800	13,732,416
Family Dollar Stores, Inc.	1,061,700	20,416,491

		51,657,957
Specialty Retail 2.9%
AutoZone, Inc.*	305,200	36,596,532
Best Buy Co., Inc.	48,900	2,574,585
Dick's Sporting Goods, Inc.* (a)	774,300	21,494,568
RadioShack Corp. (a)	1,461,900	24,647,634
The Men's Wearhouse, Inc.	105,600	2,849,088
The Sherwin-Williams Co.	213,700	12,403,148
TJX Companies, Inc.	334,600	9,613,058

		110,178,613
Textiles, Apparel & Luxury Goods 0.8%
Polo Ralph Lauren Corp.	480,200	29,671,558
Consumer Staples 9.2%
Beverages 2.6%
Anheuser-Busch Companies, Inc.	233,900	12,242,326
Coca-Cola Enterprises, Inc.	855,400	22,266,062
Diageo PLC (ADR)	13,200	1,132,956
Pepsi Bottling Group, Inc.	319,300	12,599,578
PepsiCo, Inc.	671,000	50,928,900

		99,169,822
Food & Staples Retailing 2.1%
Costco Wholesale Corp.	367,800	25,657,728
Kroger Co.	1,599,100	42,711,961
SUPERVALU, Inc.	36,600	1,373,232
Sysco Corp.	323,200	10,087,072

		79,829,993
Food Products 0.3%
Fresh Del Monte Produce, Inc.*	113,400	3,807,972
Kellogg Co.	42,200	2,212,546
The J.M. Smucker Co.	21,900	1,126,536
Wm. Wrigley Jr. Co.	62,900	3,682,795

		10,829,849
Household Products 2.1%
Colgate-Palmolive Co.	682,000	53,168,720
Kimberly-Clark Corp.	281,000	19,484,540
Procter & Gamble Co.	132,700	9,742,834

		82,396,094

Personal Products 0.1%
Herbalife Ltd.	125,300	5,047,084
Tobacco 2.0%
Altria Group, Inc.	637,340	48,170,157
Loews Corp. - Carolina Group	343,900	29,334,670

		77,504,827
Energy 13.6%
Energy Equipment & Services 4.9%
ENSCO International, Inc.	465,000	27,723,300
Global Industries Ltd.*	738,800	15,825,096
Helmerich & Payne, Inc.	80,100	3,209,607
National-Oilwell Varco, Inc.*	24,400	1,792,424
Noble Corp.	831,500	46,988,065
Schlumberger Ltd.	88,400	8,695,908
Tidewater, Inc.	109,700	6,018,142
Transocean, Inc.*	551,150	78,897,123

		189,149,665
Oil, Gas & Consumable Fuels 8.7%
Chevron Corp.	955,000	89,130,150
ExxonMobil Corp.	435,978	40,846,779
Frontier Oil Corp.	561,600	22,789,728
Hess Corp.	512,400	51,680,664
Petroleo Brasileiro SA (ADR) (Preferred)	413,000	39,738,860
Royal Dutch Shell PLC "A" (ADR)	490,500	41,300,100
Sunoco, Inc.	61,600	4,462,304
Tesoro Corp.	761,300	36,314,010
Western Refining, Inc. (a)	113,100	2,738,151
Williams Companies, Inc.	130,600	4,672,868

		333,673,614
Financials 15.1%
Capital Markets 4.3%
Lazard Ltd. "A"	30,800	1,252,944
Morgan Stanley	1,435,480	76,238,343
The Goldman Sachs Group, Inc.	412,870	88,787,693

		166,278,980
Commercial Banks 0.6%
PNC Financial Services Group, Inc.	280,700	18,427,955
US Bancorp.	168,100	5,335,494

		23,763,449
Diversified Financial Services 3.8%
Bank of America Corp.	1,372,156	56,615,157
Citigroup, Inc.	1,398,800	41,180,672
JPMorgan Chase & Co.	1,153,300	50,341,545

		148,137,374
Insurance 5.9%
ACE Ltd.	496,300	30,661,414
Berkshire Hathaway, Inc. "B"*	6,300	29,836,800
China Life Insurance Co., Ltd. "H" (ADR) (a)	149,100	11,406,150
Endurance Specialty Holdings Ltd.	49,100	2,048,943
Hartford Financial Services Group, Inc.	338,600	29,522,534
MetLife, Inc.	943,060	58,111,357
PartnerRe Ltd.	55,100	4,547,403

The Travelers Companies, Inc.	203,300	10,937,540
W.R. Berkley Corp.	177,200	5,282,332
XL Capital Ltd. "A"	865,500	43,543,305

		225,897,778
Real Estate Investment Trusts 0.3%
ProLogis (REIT)	143,500	9,095,030
Vornado Realty Trust (REIT)	26,900	2,365,855

		11,460,885
Real Estate Management & Development 0.2%
Jones Lang LaSalle, Inc. (a)	89,100	6,340,356
Health Care 14.3%
Biotechnology 2.1%
Amgen, Inc.*	360,600	16,746,264
Gilead Sciences, Inc.*	1,331,300	61,253,113
Onyx Pharmaceuticals, Inc.*	60,100	3,342,762

		81,342,139
Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	142,900	8,295,345
Becton, Dickinson & Co.	267,700	22,374,366
Kinetic Concepts, Inc.*	304,600	16,314,376

		46,984,087
Health Care Providers & Services 5.4%
Aetna, Inc.	1,052,400	60,755,052
Coventry Health Care, Inc.*	295,400	17,502,450
Health Net, Inc.*	489,700	23,652,510
Humana, Inc.*	713,900	53,763,809
McKesson Corp.	131,800	8,634,218
Medco Health Solutions, Inc.*	426,200	43,216,680

		207,524,719
Life Sciences Tools & Services 0.6%
Invitrogen Corp.* (a)	240,400	22,455,764
Pharmaceuticals 5.0%
Bristol-Myers Squibb Co.	2,260,700	59,953,764
Eli Lilly & Co.	404,800	21,612,272
Endo Pharmaceuticals Holdings, Inc.*	181,600	4,843,272
Merck & Co., Inc.	516,500	30,013,815
Pfizer, Inc.	489,700	11,130,881
Schering-Plough Corp.	1,528,900	40,729,896
Sepracor, Inc.*	880,100	23,102,625

		191,386,525
Industrials 12.9%
Aerospace & Defense 6.4%
Boeing Co.	822,530	71,938,474
General Dynamics Corp.	99,200	8,827,808
Goodrich Corp.	81,500	5,754,715
Honeywell International, Inc.	1,131,220	69,649,215
Lockheed Martin Corp.	657,200	69,176,872
Northrop Grumman Corp.	245,300	19,290,392

		244,637,476
Airlines 1.5%
AMR Corp.* (a)	1,859,700	26,091,591
Continental Airlines, Inc. "B"* (a)	975,500	21,704,875

Delta Air Lines, Inc.*	252,700	3,762,703
US Airways Group, Inc.*	407,600	5,995,796

		57,554,965
Commercial Services & Supplies 0.4%
Allied Waste Industries, Inc.*	760,100	8,376,302
Dun & Bradstreet Corp.	47,300	4,192,199
The Brink's Co.	22,800	1,362,072

		13,930,573
Construction & Engineering 1.3%
Fluor Corp.	299,100	43,584,852
Shaw Group, Inc.*	108,900	6,581,916

		50,166,768
Electrical Equipment 0.3%
Belden, Inc.	109,400	4,868,300
Emerson Electric Co.	151,700	8,595,322

		13,463,622
Industrial Conglomerates 0.8%
General Electric Co.	812,070	30,103,435
Teleflex, Inc.	34,500	2,173,845

		32,277,280
Machinery 1.7%
AGCO Corp.*	134,100	9,116,118
Caterpillar, Inc.	366,500	26,593,240
PACCAR, Inc.	391,300	21,318,024
Parker Hannifin Corp.	94,900	7,146,919

		64,174,301
Road & Rail 0.5%
Ryder System, Inc.	386,900	18,188,169
Information Technology 15.4%
Communications Equipment 0.6%
Cisco Systems, Inc.*	111,490	3,018,034
Nokia Oyj (ADR) (a)	523,400	20,093,326

		23,111,360
Computers & Peripherals 5.0%
Apple, Inc.*	319,900	63,365,792
Hewlett-Packard Co.	418,300	21,115,784
International Business Machines Corp.	852,830	92,190,923
Lexmark International, Inc. "A"* (a)	369,700	12,887,742
QLogic Corp.*	108,500	1,540,700

		191,100,941
Electronic Equipment & Instruments 0.8%
Arrow Electronics, Inc.*	134,000	5,263,520
AU Optronics Corp. (ADR) (a)	797,600	15,313,920
Avnet, Inc.*	190,300	6,654,791
LG.Philips LCD Co., Ltd. (ADR)* (a)	160,100	4,159,398

		31,391,629
Internet Software & Services 1.2%
eBay, Inc.*	331,700	11,009,123
Google, Inc. "A"*	52,840	36,537,803

		47,546,926
IT Services 2.3%
Accenture Ltd. "A"	1,604,400	57,806,532

Computer Sciences Corp.*	465,200	23,013,444
MasterCard, Inc. "A"	32,900	7,080,080

		87,900,056
Office Electronics 0.1%
Canon, Inc. (ADR)	49,200	2,254,836
Semiconductors & Semiconductor Equipment 1.9%
Amkor Technology, Inc.*	315,900	2,694,627
Applied Materials, Inc.	2,303,100	40,903,056
MEMC Electronic Materials, Inc.*	348,900	30,874,161
Teradyne, Inc.*	52,800	545,952

		75,017,796
Software 3.5%
Compuware Corp.*	116,700	1,036,296
Microsoft Corp.	3,457,640	123,091,984
Symantec Corp.* (a)	692,020	11,169,203

		135,297,483
Materials 2.7%
Chemicals 2.4%
Celanese Corp. "A"	473,100	20,021,592
CF Industries Holdings, Inc.	262,200	28,857,732
Eastman Chemical Co.	123,300	7,532,397
Terra Industries, Inc.* (a)	788,300	37,649,208

		94,060,929
Containers & Packaging 0.2%
Packaging Corp. of America	232,700	6,562,140
Metals & Mining 0.1%
Allegheny Technologies, Inc.	55,800	4,821,120
Telecommunication Services 4.3%
Diversified Telecommunication Services 4.2%
AT&T, Inc.	604,080	25,105,565
CenturyTel, Inc.	275,000	11,401,500
Embarq Corp.	616,300	30,525,339
Telus Corp.	23,500	1,177,202
Verizon Communications, Inc.	1,838,600	80,328,434
Windstream Corp.	844,100	10,990,182

		159,528,222
Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	58,700	3,674,620
Utilities 1.7%
Electric Utilities 0.6%
American Electric Power Co., Inc.	147,600	6,872,256
Edison International	186,000	9,926,820
FirstEnergy Corp.	91,000	6,582,940

		23,382,016
Gas Utilities 0.1%
Energen Corp.	18,300	1,175,409
Independent Power Producers & Energy Traders 0.2%
Constellation Energy Group	78,800	8,079,364
Multi-Utilities 0.8%
Sempra Energy	493,100	30,513,028

Total Common Stocks (Cost $3,678,818,869)		3,845,176,804

				Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
US Treasury Obligations
US Treasury Bills:
2.1% **, 1/17/2008 (b)				673,000	672,372
2.93% **, 1/17/2008 (b)				3,748,000	3,744,316
3.7%**, 1/17/2008 (b)				505,000	504,445

Total Government & Agency Obligations (Cost $4,920,858)					4,921,133
				Shares	Value ($)

Securities Lending Collateral 3.1%
Daily Assets Fund Institutional, 5.03% (c) (d) (Cost $120,055,410)				120,055,410	120,055,410
Cash Equivalents 2.0%
Cash Management QP Trust, 4.67% (c) (Cost $74,312,248)				74,312,248	74,312,248
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,878,107,385)				105.2	4,044,465,595
Other Assets and Liabilities, Net				(5.2)	(199,030,721)

Net Assets				100.0	3,845,434,874

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2007 amounted to $116,966,594 which is 3.0% of net assets.
(b)				At December 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At December 31, 2007, open future contracts purchased were as follows:
Future	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	3/19/2008	213	78,061,776	78,660,900	599,124

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Growth & Income Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Growth & Income Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 21, 2008